Other gains and losses	12 Months Ended
Dec. 31, 2021
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Other gains and losses
29.	Other gains and losses

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Foreign exchange losses, net	(154,993)	(355,255)	(89,152)
Reimbursement of ADSs service charge	4,292	2,101	2,284
Gain on valuation of financial assets at fair value through profit or loss	1,317	24,015	15,262
Compensation income	—	—	1,524
Others	970	5,872	4,253

	(148,414)	(323,267)	(65,829)